Utility Plant and Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Public Utility, Property, Plant and Equipment [Line Items]
Annual utility depreciation and amortization expense percentage	2.70%	2.70%	2.70%
Amortization of intangibles	$ 10.8	$ 10.7	$ 7.6
Gas, Transmission and Distribution Plant
Public Utility, Property, Plant and Equipment [Line Items]
Annual utility depreciation and amortization expense percentage				2.30%
Gas plant
Public Utility, Property, Plant and Equipment [Line Items]
Amortization of intangibles	$ 13.7	$ 13.2	$ 13.6
Southwest Gas Corporation
Public Utility, Property, Plant and Equipment [Line Items]
Lease remaining lease term (up to)	6 years			6 years
Centuri
Public Utility, Property, Plant and Equipment [Line Items]
Lease remaining lease term (up to)	18 years			18 years
Lease renewal term (up to)	5 years			5 years
Lease termination period	1 year
Short-term lease total future lease payments	$ 1.0			$ 1.0